LEASES — AS A LESSEE	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Leases As Lessee
LEASES — AS A LESSEE

NOTE 12 — LEASES — AS A LESSEE

The Company has entered into operating leases for offices and sublease purposes, with terms ranging from two to seven years, and finance leases for certain medical equipment, with terms of four years. The estimated effect of lease renewal and termination options, as applicable, that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right-of-use assets and lease liabilities was included in the unaudited consolidated financial statements.

During the three months ended March 31, 2025 and 2024, certain operating leases were guaranteed by related parties of the Company.

Operating lease expenses for lease payments are recognized on a straight-line basis over the lease term. Finance lease costs include amortization, which is recognized on a straight-line basis over the expected life of the leased assets, and interest expenses, which are recognized following an effective interest rate method. Leases with an initial term of twelve months or less are not recorded on the unaudited consolidated balance sheets.

The components of lease costs are as follows:

	For the Three Months Ended March 31,
	2025	2024
Finance lease costs:
Amortization of finance lease right-of-use assets	$10,050	$—
Interest on finance lease liabilities	2,246	—
Total finance lease costs	12,296	—
Operating lease costs	986,500	1,054,688
Short-term lease costs	40,341	79,114
Total lease costs	$1,039,137	$1,133,802

The following table presents supplemental information related to the Company’s leases:

	For the Three Months Ended March 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,036,605	$991,584
Operating cash flows from finance leases	2,246	—
Financing cash flows from finance leases	223,454	—
Non-cash information:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	102,599	—
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	581,129	—
Remeasurement of operating lease liabilities and right-of-use assets due to lease modifications	358,358	1,078,611
Weighted average remaining lease term (years)
Operating leases	1.74	2.32
Finance leases	2.77	—
Weighted average discount rate (per annum)
Operating leases	0.67%	0.19%
Finance leases	5.01%	—

SBC MEDICAL GROUP HOLDINGS INCORPORATED

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 12 — LEASES — AS A LESSEE (cont.)

As of March 31, 2025, the future maturity of operating and finance lease liabilities is as follows:

Years ending December 31,	Operating Leases	Finance Leases
Remaining of 2025	$3,584,559	$119,274
2026	1,190,693	127,335
2027	398,265	73,283
2028	127,386	41,538
2029	115,276	6,732
Thereafter	57,638	—
Total undiscounted lease payments	5,473,817	368,162
Less: imputed interest	(29,844)	(15,058)
Present value of lease liabilities	5,443,973	353,104
Less: lease liabilities, current	(4,131,154)	(157,532)
Lease liabilities, non-current	$1,312,819	$195,572

NOTE 14 — OPERATING LEASES — AS A LESSEE

The Company has entered into operating leases for offices and sublease purposes, with terms ranging from two to seven years. The estimated effect of lease renewal and termination options, as applicable, that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right-of-use assets and lease liabilities was included in the consolidated financials.

During the years ended December 31, 2024 and 2023, certain operating leases were guaranteed by related parties of the Company.

Operating lease expenses for lease payments are recognized on a straight-line basis over the lease term. Leases with an initial term of twelve months or less are not recorded on the consolidated balance sheets.

The components of lease costs are as follows:

	For the Years Ended December 31,
	2024	2023
Operating lease costs	$3,877,048	$4,056,387
Short-term lease costs	286,009	757,457
Total lease costs	$4,163,057	$4,813,844

SBC MEDICAL GROUP HOLDINGS INCORPORATED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 14 — OPERATING LEASES — AS A LESSEE (cont.)

The following table presents supplemental information related to the Company’s operating leases:

	For the Years Ended December 31,
	2024	2023
Operating cash flows from operating leases	$4,105,434	$4,005,952
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$—	$2,305,199
Remeasurement of operating lease liabilities and right-of use assets due to lease modifications	$2,908,554	$2,110,079
Weighted average remaining lease term (years)	1.66	2.30
Weighted average discount rate (per annum)	0.65%	0.19%

As of December 31, 2024, the future maturity of lease liabilities is as follows:

Years ending December 31,	Lease Payment
2025	$4,361,879
2026	712,869
2027	263,412
2028	109,906
2029	109,906
Thereafter	54,950
Total undiscounted lease payments	5,612,922
Less: imputed interest	(29,874)
Total operating lease liabilities	$5,583,048